Stock-Based Compensation and Other Benefit Plans - Additional Information (Detail) - USD ($)		6 Months Ended	9 Months Ended	12 Months Ended
	Feb. 23, 2017	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2008
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock option activity			0
2008 Warrant
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Remaining compensation expense to be recognized			$ 0
Warrant exercise price				$ 10
Warrants exercisable period				10 years
Warrants shares, issue				105,000
Bank4Texas Warrants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrant exercise price				$ 10.50
Warrants shares, issue				12,491
Warrants exercisable expire date				Aug. 31, 2020
Cash received from exercise of warrants				$ 4,000
Oasis Warrants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrant exercise price				$ 12.84
Warrants shares, issue				19,140
Warrants exercisable expire date				Nov. 30, 2022
2008 Stock Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total unrecognized compensation cost			$ 764,000
Compensation cost recognized weighted average remaining period			2 years
Authorized No of Shares							914,500
Increase in authorized stock option						1,750,000
Maximum stock option period						10 years
Option fully vested period remaining life						5 years
Company Stock outstanding				1,415,350
Available shares for future option grants				281,625
Company Stock outstanding			1,203,672	1,415,350	1,549,725
Warrants exercisable period			4 years 5 months 19 days	4 years 6 months 29 days
Employer contribution compensation, exceed				6.00%
Employer service period				6 years
Employer contribution expense				$ 738,000	$ 732,000
2017 Stock Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total unrecognized compensation cost		$ 687,000		$ 216,000
Compensation cost recognized weighted average remaining period		4 years 3 months 21 days		4 years 2 months 12 days
Authorized No of Shares	1,000,000
Maximum stock option period	10 years
Option fully vested period remaining life	5 years
Company Stock outstanding			211,267	127,927
Available shares for Future option grants				872,073
Total stock-based compensation expense				$ 230,000
Warrants exercisable period			8 years 4 months 28 days	9 years 1 month 24 days